Asset transfers	12 Months Ended
Dec. 31, 2024
Asset transfers
Asset transfers

23 Asset transfers

This note provides an overview of assets that have been transferred but where the NatWest Group retains substantially all the risks and rewards of the transferred assets and therefore continues to recognize them on balance sheet.

Transfers that do not qualify for derecognition

NatWest Group enters into securities repurchase, lending and total return transactions in accordance with normal market practice which includes the provision of additional collateral if necessary. Under standard terms in the UK and US markets, the recipient has an unrestricted right to sell or repledge collateral, subject to returning equivalent securities on settlement of the transaction.

Securities sold under repurchase transactions and transactions with the substance of securities repurchase agreements are not derecognised if NatWest Group retains substantially all the risks and rewards of ownership. The fair value (and carrying value) of securities transferred under such transactions included on the balance sheet are set out below. All of these securities could be sold or repledged by the holder.

	2024	2023
The following assets have failed derecognition (1)	£m	£m
Trading assets	7,708	7,907
Loans to bank - amortised cost	70	10
Loans to customers - amortised cost	45	281
Other financial assets	13,174	8,764
Total	20,997	16,962

(1)	Associated liabilities were £20,394 million (2023 - £16,522 million).

Assets pledged as collateral

NatWest Group pledges collateral with its counterparties in respect of derivative liabilities, bank and stock borrowings and other transactions.

	2024	2023
Assets pledged against liabilities	£m	£m
Trading assets	10,288	10,976
Loans to banks - amortised cost	—	63
Loans to customers - amortised cost	19,030	21,611
Other financial assets (1)	4,451	6,506
Total	33,769	39,156

(1)

Includes assets pledged for pension derivatives and £499 million of debt securities under the continuing control of NWB Plc. This follows the agreement between NWB Plc and the Group Pension Fund to establish a bankruptcy remote reservoir trust to hold these assets. Refer to Note 5 for additional information.

As part of the covered debt programme £9,668 million of loans to customers and other debt instruments (2023 – £11,067 million) have been transferred to bankruptcy remote limited liability partnerships within the NatWest Group to provide collateral for issuances of debt securities and other borrowings by the NatWest Group of £2,305 million (2023 – £3,619 million). Refer to Note 22.